Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
2,416	iShares 20+ Year Treasury Bond ETF	$345,681	1.1
6,268	iShares S&P SmallCap 600 Index Fund	487,901	1.5
5,565	Vanguard Global ex-U.S. Real Estate ETF	326,054	1.0
4,367	Vanguard Real Estate ETF	407,223	1.2
4,886	Vanguard Russell 1000 Growth ETF	802,086	2.4
7,436	Vanguard Value ETF	830,006	2.5

	Total Exchange-Traded Funds (Cost $3,131,759)	3,198,951	9.7

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 90.3%
25,171	Voya Index Plus LargeCap Portfolio - Class I	666,288	2.0
154,535	Voya Intermediate Bond Fund - Class R6	1,613,348	4.9
28,265	Voya Large-Cap Growth Fund - Class R6	1,301,313	3.9
49,347	Voya MidCap Opportunities Portfolio - Class I	641,012	1.9
153,796	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,834,785	5.5
353,422	Voya Multi-Manager International Equity Fund - Class I	3,919,453	11.9
296,172	Voya Multi-Manager International Factors Fund - Class I	2,769,212	8.4
67,705	Voya Multi-Manager Mid Cap Value Fund - Class I	681,117	2.1
66,088	Voya Short Term Bond Fund - Class R6	652,284	2.0
64,186	Voya Small Company Portfolio - Class I	1,004,507	3.0
63,565	Voya Strategic Income Opportunities Fund - Class R6	655,350	2.0
136,589	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,678,679	5.1
293,915	Voya U.S. Stock Index Portfolio - Class I	4,637,977	14.0
117,175	VY® Invesco Comstock Portfolio - Class I	2,125,555	6.4
115,596	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,264,443	9.9
29,237	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,414,979	7.3

	Total Mutual Funds (Cost $30,614,829)	29,860,302	90.3

	Total Investments in Securities (Cost $33,746,588)	$33,059,253	100.0
	Liabilities in Excess of Other Assets	(1,650)	–
	Net Assets	$33,057,603	100.0

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,198,951	$–	$–	$3,198,951
Mutual Funds	29,860,302	–	–	29,860,302
Total Investments, at fair value	$33,059,253	$–	$–	$33,059,253

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$239,972	$34,187	$(277,350)	$3,191	$-	$-	$26,587	$-
Voya Floating Rate Fund - Class I	727,431	63,429	(825,441)	34,581	-	6,865	(17,695)	-
Voya Index Plus LargeCap Portfolio - Class I	1,278,805	364,781	(1,135,921)	158,623	666,288	8,977	25,509	49,421
Voya Intermediate Bond Fund - Class R6	917,430	1,966,989	(1,323,176)	52,105	1,613,348	42,599	50,266	-
Voya International Index Portfolio - Class I	1,696,945	267,314	(2,246,096)	281,837	-	-	(86,770)	-
Voya Large Cap Value Fund - Class R6	859,227	248,590	(1,264,596)	156,779	-	5,224	(38,581)	-
Voya Large-Cap Growth Fund - Class R6	1,340,399	538,822	(916,887)	338,979	1,301,313	-	(48,405)	-
Voya MidCap Opportunities Portfolio - Class I	610,287	272,332	(289,784)	48,177	641,012	671	5,680	71,439
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,336,421	984,227	(688,059)	202,196	1,834,785	-	(39,343)	-
Voya Multi-Manager International Equity Fund - Class I	1,940,888	2,193,275	(431,341)	216,631	3,919,453	-	22,147	-
Voya Multi-Manager International Factors Fund - Class I	1,695,681	1,245,916	(357,966)	185,581	2,769,212	-	(17,094)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	608,181	225,832	(327,334)	174,438	681,117	-	(55,650)	-
Voya Short Term Bond Fund - Class R6	-	725,074	(79,079)	6,289	652,284	6,319	593	-
Voya Small Company Portfolio - Class I	730,631	435,711	(188,224)	26,389	1,004,507	3,531	(30,543)	119,535
Voya Strategic Income Opportunities Fund - Class R6	-	729,420	(79,275)	5,205	655,350	12,982	604	-
Voya U.S. Bond Index Portfolio - Class I	484,779	502,702	(979,222)	(8,259)	-	4,489	19,670	-
Voya U.S. High Dividend Low Volatility Fund - Class I	486,840	1,295,431	(1,829,581)	47,310	-	12,328	10,701	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	1,609,782	-	68,897	1,678,679	-	-	-
Voya U.S. Stock Index Portfolio - Class I	1,611,832	4,530,330	(1,688,917)	184,732	4,637,977	12,863	(53,362)	259,103
VY® Invesco Comstock Portfolio - Class I	1,606,586	942,490	(433,983)	10,462	2,125,555	-	34,809	189,794
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,989,201	1,599,032	(527,807)	204,017	3,264,443	11,427	17,707	163,294
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,827,390	942,506	(479,318)	124,401	2,414,979	4,510	(37,977)	260,847
	$21,988,926	$21,718,172	$(16,369,357)	$2,522,561	$29,860,302	$132,785	$(211,147)	$1,113,433

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $34,106,893.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$294,567
Gross Unrealized Depreciation	(1,342,207)

Net Unrealized Depreciation	$(1,047,640)